Consolidated Statements Of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gains on acquisitions	$ 83	$ 0	$ 0
REVENUES:
Natural gas sales	3,619	3,671	5,386
NGL sales	4,841	3,935	5,845
Crude sales	6,766	8,378	16,416
Gathering, transportation and other fees	4,172	4,200	3,733
Refined product sales	8,896	9,933	17,068
Other	1,808	4,087	4,191
Total revenues	30,102	34,204	52,639
COSTS AND EXPENSES:
Cost of products sold	22,636	27,435	45,861
Operating expenses	1,727	1,728	1,811
Depreciation, depletion and amortization	2,166	1,904	1,669
Selling, general and administrative	693	548	556
Impairment losses	970	339	370
Total costs and expenses	28,192	31,954	50,267
OPERATING INCOME	1,910	2,250	2,372
OTHER INCOME (EXPENSE):
Interest expense, net	(1,803)	(1,621)	(1,368)
Equity in earnings from unconsolidated affiliates	270	276	332
Impairment of investment in an unconsolidated affiliate	(308)	0	0
Gains on acquisitions	83	0	0
Gain on sale of AmeriGas common units	0	0	177
Losses on extinguishments of debt	0	(43)	(25)
Losses on interest rate derivatives	(12)	(18)	(157)
Other, net	132	20	(12)
Income from continuing operations before income tax expense	272	864	1,319
Income tax expense (benefit) from continuing operations	(248)	(148)	325
INCOME FROM CONTINUING OPERATIONS	520	1,012	994
Income (loss) from discontinued operations, net of income taxes	(479)	81	130
NET INCOME	41	1,093	1,124
Less: Net income (loss) attributable to noncontrolling interest	(954)	(96)	491
NET INCOME ATTRIBUTABLE TO PARTNERS	995	1,189	633
General Partner’s interest in net income	3	3	2
Convertible Unitholders’ interest in income	9	0	0
Class D Unitholder’s interest in net income	0	3	2
Limited Partners’ interest in net income	$ 983	$ 1,183	$ 629
INCOME FROM CONTINUING OPERATIONS PER LIMITED PARTNER UNIT (USD $ per unit):
Basic	$ 0.95	$ 1.11	$ 0.57
Diluted	0.93	1.11	0.57
NET INCOME PER LIMITED PARTNER UNIT (USD $ per Unit):
Basic	0.94	1.11	0.58
Diluted	$ 0.92	$ 1.11	$ 0.58